As filed with the U.S. Securities and Exchange Commission on August 29, 2019

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

LHA Market StateTM U.S. Tactical ETF

Ticker: MSUS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

LHA Market StateTM U.S. Tactical ETF

“The intelligent investor is a realist who sells to optimists and buys from pessimists.”

Benjamin Graham

For the six-months ending June 30, 2019 the Little Harbor Market State® U.S. Tactical ETF (the “Fund”, Ticker Symbol: MSUS) returned 9.50% (NAV) vs. the total return of 18.54% for the S&P 500 (TR) Index. As we wrote in our last missive, we continue to be encouraged by the performance of MSUS and are optimistic that the underlying technology guiding the fund’s allocations will continue to demonstrate the value of “intelligent investing”.

	June 2019	Quarter to date	One Year	Inception (4/3/18) To Date
MSUS (Market)	6.22%	2.64%	-3.44%	-2.69%
MSUS (NAV)	6.52%	2.33%	-2.35%	-2.69%

The net performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (781) 639-3000 (ext.147). Returns over one year are annualized. The ETF’s gross expense ratio is 1.18%

As the first half of 2019 has drawn to a close, we reflect on the S&P 500 reaching new highs, trade wars, continued domestic political unrest, interest rates under renewed pressure, persistent Middle East turmoil and expectations for a less sanguine second half. These factors give us confidence that the defensive posture MSUS has taken is prudent heading into the second half of the year. In response to the Q4 whipsaw in volatility, MSUS has incorporated a short term measure that is designed to react quickly to spikes in volatility by attenuating exposure during these periods.

The VictoryShares US 500 Volatility Wtd ETF (CFA), the beta source for MSUS, has finally started to justify our faith in a more equal weighted approach to equity investing. Since the beginning of the year, it is up 20.0%, besting the S&P 500 by 1.5%. Our belief that the top and tech heavy S&P 500 would ultimately succumb to its concentration risk has paid dividends thus far in 2019. That is not to say that we expect the revaluation process to occur in a straight line. There have been and likely will be continued episodes of tech mania. History has demonstrated that gravity is ultimately unavoidable.

The recent security/privacy/size scrutiny of Facebook and others, along with the growing momentum by many European countries to generate tax revenue from the tech cadre, indicate that their ability to avoid additional inquiry and taxation may be short lived. While not necessarily a major negative on growth, the bottom-line impact and negative press should present valuation issues.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

The image below details the daily exposures of the fund for the first half of the year.

Source: Little Harbor Advisors, LLC

As you can see, exposures started to rise as March began and the hangover from December’s market decline abated. We are particularly pleased with the funds profiting from many of the up days during the period, while under allocating during a number of the negative periods.

MSUS has delivered respectable gains thus far in 2019 and our confidence that it will continue to generate returns in line with our expectations going forward remains. We anticipate that 2019 will further validate the efficacy of a tactical “intelligent” approach to equity exposure and reward the holders of MSUS.

As a reminder, The LHA Market State® U.S. Tactical ETF (Ticker: MSUS) uses an actively-managed quantitative strategy that employs statistical models. The models employed are selected or developed by the investment manager, Little Harbor Advisors, LLC, seeking to estimate the probability of market direction over time. Net exposure is long-only and varied between zero and 160%, based on the models employed by Little Harbor at the time.

Jeff Landle, CFA
Chief Investment Officer

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

Please refer to the Fund Prospectus for important information, including the fund’s objectives, risk, charges, and expenses. Read and consider the Prospectus and related documents carefully before investing. You may obtain a hard copy of the Prospectus by visiting www.lhafunds.com or by calling Little Harbor Advisors, LLC at 781.639.3000 (ext. 147).

Investing involves risk. Principal loss is possible. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will use future contracts. The potential loss of principal in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. Because the Fund may “turn over” some or all of its portfolio as frequently as daily, the Fund may incur high levels of transaction costs, which could reduce shareholder returns. The Fund will invest in other ETFs that may invest in small- and mid-cap companies which involves additional risks such as limited liquidity and greater volatility.

The Standard & Poor’s 500 (TR) Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the entire market or a benchmark.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

VictoryShares US 500 Volatility Wtd ETF (Ticker Symbol: CFA) offers exposure to large-cap US stocks, without subjecting investors to the inherent limitations of traditional market-cap weighting. It seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses. As of 6/30/19, CFA represented 80.0% of MSUS’s net assets. Fund holdings and allocations are subject to change and should not be considered recommendations to buy or sell any security. References to other mutual funds or products should not be interpreted as an offer of those securities.

MSUS is distributed by Quasar Distributors, LLC. No other products mentioned are distributed by Quasar Distributors, LLC.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM U.S. Tactical ETF

Portfolio Allocation

As of June 30, 2019 (Unaudited)

Security Type	Percentage of Net Assets
Exchange-Traded Funds	79.7%
Short-Term Investments	14.2%
Other Assets in Excess of Liabilities	6.1%
Total	100.0%

LHA Market StateTM U.S. Tactical ETF

Schedule of Investments

June 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 79.7% (a)
91,778	VictoryShares US 500 Volatility Wtd ETF (b)	$4,814,674
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,464,502)	4,814,674

	SHORT-TERM INVESTMENTS — 14.2%
	Money Market Funds — 14.2%
430,085	First American Government Obligations Fund, Class X, 2.29% (c)	430,085
430,086	First American Treasury Obligations Fund, Class X, 2.25% (c)	430,086
	TOTAL SHORT-TERM INVESTMENTS (Cost $860,171)	860,171

	TOTAL INVESTMENTS — 93.9% (Cost $5,324,673)	5,674,845
	Other Assets in Excess of Liabilities — 6.1%	366,161
	NET ASSETS — 100.0%	$6,041,006

Percentages are stated as a percentage of net assets.

(a)	To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Annualized seven-day yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Schedule of Open Futures Contracts

June 30, 2019 (Unaudited)

Number of Short Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
(32)	S&P 500 E-Mini Future	September 2019	$(4,710,720)	$14,189

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at Value*	$5,674,845
Segregated Cash Held at Broker for Futures	289,440
Deposits at Broker for Futures	52,314
Interest Receivable	1,878
Variation Margin Receivable	27,237
Total Assets	6,045,714

LIABILITIES
Management Fees Payable	4,708
Total Liabilities	4,708

NET ASSETS	$6,041,006

NET ASSETS CONSIST OF:
Paid-in Capital	$6,337,564
Total Distributable Earnings (Accumulated Deficit)	(296,558)
Net Assets	$6,041,006

Net Asset Value:
Net Assets	$6,041,006
Shares Outstanding (a)	250,000
Net Asset Value, Offering and Redemption Price per Share	$24.16

* Identified Cost:
Investments in Securities	$5,324,673

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Statement of Operations

Period Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$29,248
Interest	5,672
Total Investment Income	34,920

EXPENSES
Management Fees	28,395
Total Expenses	28,395

Net Investment Income (Loss)	6,525

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(37,882)
Futures	(325,065)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	884,031
Futures	24,059
Net Realized and Unrealized Gain (Loss) on Investments	545,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$551,668

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Statements of Changes in Net Assets

	Period Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018 (a)
OPERATIONS
Net Investment Income (Loss)	$6,525	$18,368
Net Realized Gain (Loss) on Investments and Futures Contracts	(362,947)	(300,373)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	908,090	(543,729)
Net Increase (Decrease) in Net Assets Resulting from Operations	551,668	(825,734)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	—	(17,895)
Total Distributions to Shareholders	—	(17,895)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	7,525,195
Payments for Shares Redeemed	(562,630)	(629,598)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	(562,630)	6,895,597
Net Increase (Decrease) in Net Assets	(10,962)	6,051,968

NET ASSETS
Beginning of period	$6,051,968	$—
End of Period	$6,041,006	$6,051,968

(a)	The Fund commenced operations on April 3, 2018. The information presented is for the period from April 3, 2018 to December 31, 2018.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	300,000
Shares Redeemed	(25,000)	(25,000)
Net Increase (Decrease)	(25,000)	275,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018 (a)
Net Asset Value, Beginning of Period	$22.01		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.03		0.08
Net Realized and Unrealized Gain (Loss) on Investments	2.12		(3.00	)(c)
Total from Investment Operations	2.15		(2.92)

LESS DISTRIBUTIONS:
From Net Investment Income	—		(0.07)
Total Distributions	—		(0.07)

Net Asset Value, End of Period	$24.16		$22.01

Total Return	9.50	%(d)	-11.71	%(d)(e)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,041		$6,052

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.97	%(g)	0.97	%(g)
Net Investment Income (Loss) to Average Net Assets (h)	0.22	%(g)	0.42	%(g)
Portfolio Turnover Rate (i)	0	%(d)(j)	2	%(d)

(a)	Commencement of operations on April 3, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 4.
(d)	Not annualized.
(e)	Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -11.71%. See Note 4.
(f)	Does not include expenses of investment companies in which the Fund invests.
(g)	Annualized.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(i)	Excludes impact of in-kind transactions.
(j)	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Notes to Financial Statements

June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

LHA Market StateTM U.S. Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to provide investment results that exceed the total return performance of the broader U.S. equity market on a risk-adjusted basis by investing in (i) one or more other ETFs that principally invests in large cap U.S. equity securities (“Underlying ETFs”) or the constituent stocks of such Underlying ETFs and (ii) long or short futures contracts on one or more U.S. equity market indexes. The Fund commenced operations on April 3, 2018.

The end of the reporting period for the Fund is June 30, 2019, and the period covered by these Notes to Financial Statements is the six-months ended June 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the last reported sale price from the exchange on which they are traded.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Category
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$4,814,674	$—	$—	$4,814,674
Short-Term Investments	860,171	—	—	860,171
Total Investments in Securities	$5,674,845	$—	$—	$5,674,845

Other Financial Instruments	Level1	Level2	Level3	Total
Liabilities[a]
Futures Contracts	$14,189	$—	$—	$14,189

[a]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.	Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the most recently completed period end, the Fund did not incur any interest or penalties.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended December 31, 2018, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(4,597)	$4,597

During the fiscal period ended December 31, 2018, the Fund realized $4,597 in net capital gains from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.	Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

NOTE 3 – FUTURES CONTRACTS

The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on an as needed basis. The Fund records an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedule of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund may be required to make cash payments to maintain the required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under segregated cash held at broker for futures.

The following table represents a summary of the value of derivative instruments as of the end of the current fiscal period, and the effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period.

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Variation Margin Receivable	$27,237

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

The effect of Derivative Instruments on the Statement of Operations for the current fiscal period:

Derivatives	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts - Futures	($325,065)	$24,059

The average monthly value of short and long futures during the current fiscal period was $(2,520,541) and $688,150, respectively.

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of the end of the current fiscal period, the Fund was not subject to any netting agreements.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period.

Assets	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Futures Contracts
Interactive Brokers, LLC	$27,237	$—	$27,237	$—	$27,237	$—

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.97% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

During the fiscal period ended December 31, 2018, the Fund had two trade errors resulting in a loss to the Fund of $158, which was subsequently reimbursed to the Fund by an affiliate.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $10,165 and $420,022, respectively.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $467,994, respectively.

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2018 in the Fund, were as follows:

Tax cost of investments	$5,416,710
Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(539,249
Net tax unrealized appreciation (depreciation)	(539,249)
Undistributed ordinary income	473
Undistributed long-term capital gain	—
Accumulated gain (loss)	473
Other accumulated gain (loss)	(309,450)
Distributable earnings (accumulated deficit)	$(848,226)

The difference between book and tax-basis cost is attributable to wash sales.

As of December 31, 2018, the Fund deferred, on a tax basis, no post-October losses and no late-year ordinary losses.

As of December 31, 2018, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$123,143	$186,307	Indefinite

The tax character of distributions paid by the Fund during the fiscal period ended December 31, 2018 were as follows:

Ordinary Income
$17,895

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – PRINCIPAL RISK

The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

LHA Market StateTM U.S. Tactical ETF

Expense Example

For the Six-Months Ended June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,095.00	$5.04	0.97%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,019.98	$4.86	0.97%

(a)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, (to reflect the one-half year period).

LHA Market StateTM U.S. Tactical ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2018 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.lhafunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

LHA Market StateTM U.S. Tactical ETF

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.lhafunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.lhafunds.com.

(This Page Intentionally Left Blank.)

Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, MA 01945

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM U.S. Tactical ETF

Symbol – MSUS
CUSIP – 26922A487

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/28/19

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/28/19

*	Print the name and title of each signing officer under his or her signature.